Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ 71,733	$ (27,978)
Items to be reclassified subsequently to net income (loss):
Currency translation adjustment (net of income taxes of $nil)	(8,742)	122,614
Net unrealized gain (loss) on derivative financial instruments designated as cash flow hedges	5,295	(18,165)
Tax impact	(1,342)	4,555
Loss transferred to net income (loss) for derivatives designated as cash flow hedges	5,809	3,620
Tax impact	(1,431)	(924)
Actuarial gains (losses) on defined benefit pension plans	717	(133)
Tax impact	(191)	13
Other comprehensive income	4,394	102,902
Comprehensive income	76,127	74,924
Attributable to
Shareholders	76,200	74,531
Non-controlling interests	(73)	393
Comprehensive income	76,127	74,924
Cross-currency interest rate swap instruments
Items to be reclassified subsequently to net income (loss):
Interest rate swap adjustment	2,378	(3,839)
Tax impact	(595)	960
Interest rate swap instrument
Items to be reclassified subsequently to net income (loss):
Interest rate swap adjustment	3,328	(7,732)
Tax impact	$ (832)	$ 1,933